SEGMENTS - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenue	$ 18,657	$ 19,352	$ 20,279
Plant, other property and equipment	2,923	3,991
Operating right-of-use assets, net	1,361	1,131
United States.
Segment Information
Revenue	4,805	5,081	5,340
Plant, other property and equipment	890	922
Operating right-of-use assets, net	205	66
Japan.
Segment Information
Revenue	2,923	3,037	2,925
Operating right-of-use assets, net	139	77
Other countries
Segment Information
Revenue	10,930	11,235	$ 12,015
Canada
Segment Information
Plant, other property and equipment	260	430
Other countries.
Segment Information
Plant, other property and equipment	1,773	2,638
Belgium
Segment Information
Operating right-of-use assets, net	176	197
Italy
Segment Information
Operating right-of-use assets, net	86	114
Other countries,
Segment Information
Operating right-of-use assets, net	$ 755	$ 677